Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE(1)
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR) (3) (f)	Net Income (4) (g)
2022	$5,339,431	$5,306,512	$1,206,748	$1,201,842	$151.82	$74,158,000
2021	$4,135,014	$4,463,481	$1,009,515	$1,058,709	$142.23	$48,125,000

Named Executive Officers, Footnote [Text Block]	J.C. Butler was our principal executive officer (“PEO”) for the full year for each covered year. Carroll L. Dewing and John D. Neumann were our non-PEO named executive officers for each covered year. The information in columns (b) and (d) of this PVP Table comes directly from this and last year’s Summary Compensation Tables, without adjustment.
PEO Total Compensation Amount	$ 5,339,431	$ 4,135,014
PEO Actually Paid Compensation Amount	$ 5,306,512	4,463,481
Adjustment To PEO Compensation, Footnote [Text Block]	For each covered year, in determining both the compensation "actually paid" ("CAP") to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021
For J.C. Butler:
minus SCT “Stock Awards” column value	$(2,208,419)	$(1,399,082)
plus year-end fair value of outstanding equity awards granted in Covered Year	$2,175,500	$1,727,549
For Non-PEO Named Executive Officers (Average):
minus SCT “Stock Awards” column value	$(329,103)	$(209,536)
plus year-end fair value of outstanding equity awards granted in Covered Year	$324,197	$258,730

Non-PEO NEO Average Total Compensation Amount	$ 1,206,748	1,009,515
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,201,842	1,058,709
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each covered year, in determining both the compensation "actually paid" ("CAP") to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021
For J.C. Butler:
minus SCT “Stock Awards” column value	$(2,208,419)	$(1,399,082)
plus year-end fair value of outstanding equity awards granted in Covered Year	$2,175,500	$1,727,549
For Non-PEO Named Executive Officers (Average):
minus SCT “Stock Awards” column value	$(329,103)	$(209,536)
plus year-end fair value of outstanding equity awards granted in Covered Year	$324,197	$258,730

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Consolidated Operating Profit
Consolidated NACCO ROTCE

Total Shareholder Return Amount	$ 151.82	142.23
Net Income (Loss)	$ 74,158,000	48,125,000
PEO Name	J.C. Butler
Additional 402(v) Disclosure [Text Block]	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value of $1.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2020 through and including the last day of the covered year (each one-year and two-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period ($26.30 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with U.S. generally accepted accounting principles.
Common Stock, Par Value	$ 1.00
Closing Stock Price at the Beginning of the Measurement Period			$ 26.30
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Operating Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated NACCO ROTCE
PEO [Member] | Adjustment To SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,208,419)	(1,399,082)
PEO [Member] | Adjustment To Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,175,500	1,727,549
Non-PEO NEO [Member] | Adjustment To SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(329,103)	(209,536)
Non-PEO NEO [Member] | Adjustment To Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 324,197	$ 258,730